Subsequent Events (Details) $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Feb. 20, 2026 MXN ($) $ / shares	Dec. 31, 2025 MXN ($) shares	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Apr. 07, 2026 MXN ($)	Mar. 17, 2026 MXN ($)	Mar. 17, 2026 USD ($)	Jan. 19, 2026 USD ($)	Oct. 21, 2025 MXN ($)	Jul. 31, 2025 MXN ($)	Apr. 30, 2025 MXN ($)	Mar. 07, 2025 MXN ($)	Oct. 28, 2024 MXN ($)	Jul. 19, 2024 MXN ($)	May 13, 2024 MXN ($)	Mar. 06, 2024 MXN ($)	Nov. 09, 2023 MXN ($)	Aug. 09, 2023 MXN ($)	May 15, 2023 MXN ($)	Mar. 08, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Subsequent Events [Line Items]
Retained earnings		$ 1,102,255	$ 892,398	$ 1,178,724					$ 200,000	$ 200,000	$ 200,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 150,000	$ 100,000
Amount paid		850,000	998,054	648,735
Equivalent		$ 328,344	$ 296,558	$ 549,730																	$ 815,644
Cancellation of treasury shares | shares		72,626
New shares issued | shares		2,241,133
Subsequent [Member]
Subsequent Events [Line Items]
Consideration amount								$ 250
Cash								215
Retained earnings	$ 200,000
Amount paid	$ 105,036
Revolving credit agreement					$ 3,805,500
Subsequent [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Equivalent							$ 35
Subsequent [Member] | Top of range [member]
Subsequent Events [Line Items]
Equivalent						$ 619,000
Subsequent [Member] | BeFra Shares [Member]
Subsequent Events [Line Items]
Consideration amount								$ 35
Subsequent Events [Member]
Subsequent Events [Line Items]
Dividend per share | $ / shares	$ 5.36